Payments, by Government - 12 months ended Jun. 30, 2024 - CAD ($)	Taxes	Fees	Infrastructure	Total Payments
Total	$ 573,402	$ 72,121	$ 17,959	$ 663,482
The National Government of Bolivia
Total	$ 573,402			573,402
Carangas Community
Total			$ 17,959	17,959
Bolivia, Plurinational State
Total		$ 72,121		$ 72,121